JPMorgan U.S. GARP Equity Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.8%
Aerospace & Defense — 0.4%
Howmet Aerospace, Inc.	91	6,203
Automobiles — 1.3%
Tesla, Inc. *	102	17,921
Beverages — 0.8%
Monster Beverage Corp. *	198	11,723
Biotechnology — 3.6%
AbbVie, Inc.	131	23,922
Neurocrine Biosciences, Inc. *	31	4,241
Regeneron Pharmaceuticals, Inc. *	11	10,000
Vertex Pharmaceuticals, Inc. *	30	12,702
		50,865
Broadline Retail — 5.5%
Amazon.com, Inc. *	432	77,918
Building Products — 1.3%
Builders FirstSource, Inc. *	34	7,179
Trane Technologies plc	36	10,776
		17,955
Capital Markets — 1.2%
Ameriprise Financial, Inc.	13	5,953
Charles Schwab Corp. (The)	142	10,257
		16,210
Chemicals — 0.7%
Dow, Inc.	88	5,117
Linde plc	12	5,438
		10,555
Commercial Services & Supplies — 0.7%
Waste Management, Inc.	43	9,177
Communications Equipment — 0.9%
Arista Networks, Inc. *	42	12,355
Construction & Engineering — 0.7%
Quanta Services, Inc.	35	9,197
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp.	17	12,241
US Foods Holding Corp. *	94	5,078
		17,319
Electric Utilities — 0.8%
NextEra Energy, Inc.	102	6,552
PG&E Corp.	310	5,193
		11,745
Electrical Equipment — 0.6%
Eaton Corp. plc	25	7,925

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — 0.5%
Baker Hughes Co.	222	7,436
Entertainment — 1.0%
Netflix, Inc. *	23	13,844
Financial Services — 4.4%
Block, Inc. *	77	6,504
Mastercard, Inc., Class A	98	47,369
Visa, Inc., Class A (a)	29	8,010
		61,883
Food Products — 0.4%
Mondelez International, Inc., Class A	74	5,187
Ground Transportation — 1.8%
CSX Corp.	305	11,292
Uber Technologies, Inc. *	183	14,093
		25,385
Health Care Equipment & Supplies — 0.9%
Boston Scientific Corp. *	113	7,745
Medtronic plc	56	4,853
		12,598
Health Care Providers & Services — 2.7%
Elevance Health, Inc.	17	8,756
HCA Healthcare, Inc.	17	5,630
Humana, Inc.	20	6,912
UnitedHealth Group, Inc.	33	16,410
		37,708
Hotels, Restaurants & Leisure — 2.8%
Booking Holdings, Inc.	4	13,659
Chipotle Mexican Grill, Inc. *	3	10,214
Hilton Worldwide Holdings, Inc.	30	6,434
Royal Caribbean Cruises Ltd. *	26	3,671
Yum! Brands, Inc.	45	6,183
		40,161
Industrial REITs — 0.5%
Prologis, Inc.	53	6,854
Insurance — 1.5%
Arch Capital Group Ltd. *	75	6,890
MetLife, Inc.	58	4,297
Progressive Corp. (The)	51	10,572
		21,759
Interactive Media & Services — 10.3%
Alphabet, Inc., Class A *	271	40,973
Alphabet, Inc., Class C *	203	30,928
Meta Platforms, Inc., Class A	151	73,154
		145,055

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	24	3,480
Thermo Fisher Scientific, Inc.	27	15,554
		19,034
Machinery — 1.1%
Deere & Co.	17	6,864
Ingersoll Rand, Inc.	92	8,797
		15,661
Media — 0.4%
Liberty Media Corp-Liberty SiriusXM *	187	5,547
Oil, Gas & Consumable Fuels — 0.5%
ConocoPhillips	52	6,686
Pharmaceuticals — 1.8%
Eli Lilly & Co.	33	25,369
Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	51	7,648
Semiconductors & Semiconductor Equipment — 13.2%
Advanced Micro Devices, Inc. *	73	13,107
Analog Devices, Inc.	32	6,309
ASML Holding NV (Registered), NYRS (Netherlands)	10	9,364
Broadcom, Inc.	8	9,930
Lam Research Corp.	14	13,925
NVIDIA Corp.	119	107,666
NXP Semiconductors NV (China)	40	9,983
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	115	15,697
		185,981
Software — 19.2%
Adobe, Inc. *	7	3,495
Cadence Design Systems, Inc. *	48	14,838
Crowdstrike Holdings, Inc., Class A *	25	8,145
Intuit, Inc.	23	15,081
Microsoft Corp.	360	151,484
Nutanix, Inc., Class A *	76	4,661
Oracle Corp.	76	9,572
Palo Alto Networks, Inc. *	43	12,108
Procore Technologies, Inc. *	79	6,502
Salesforce, Inc.	69	20,911
ServiceNow, Inc. *	21	15,763
Workday, Inc., Class A *	30	8,225
		270,785
Specialized REITs — 0.5%
Digital Realty Trust, Inc.	47	6,762
Specialty Retail — 5.2%
AutoZone, Inc. *	3	8,402
Best Buy Co., Inc.	87	7,108

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Burlington Stores, Inc. *	50	11,662
Lowe's Cos., Inc.	129	32,916
O'Reilly Automotive, Inc. *	12	13,687
		73,775
Technology Hardware, Storage & Peripherals — 8.3%
Apple, Inc.	591	101,314
Dell Technologies, Inc., Class C	64	7,279
Seagate Technology Holdings plc	88	8,234
		116,827
Tobacco — 0.2%
Philip Morris International, Inc.	38	3,500
Total Common Stocks (Cost $658,580)		1,392,513
Short-Term Investments — 1.6%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $15,120)	15,115	15,121
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	4,999	4,999
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	1,494	1,494
Total Investment of Cash Collateral from Securities Loaned (Cost $6,495)		6,493
Total Short-Term Investments (Cost $21,615)		21,614
Total Investments — 100.4% (Cost $680,195)		1,414,127
Liabilities in Excess of Other Assets — (0.4)%		(5,080)
NET ASSETS — 100.0%		1,409,047

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $6,366.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Futures contracts outstanding as of March 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	56	06/21/2024	USD	14,858	226

Abbreviations
USD	United States Dollar

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,414,127	$—	$—	$1,414,127
Appreciation in Other Financial Instruments
Futures Contracts (a)	$226	$—	$—	$226

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$12,865	$141,440	$139,183	$(1)	$— (c)	$15,121	15,115	$606	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	—	31,000	25,999	— (c)	(2)	4,999	4,999	138	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	18,618	17,124	—	—	1,494	1,494	37	—
Total	$12,865	$191,058	$182,306	$(1)	$(2)	$21,614		$781	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
(c)	Amount rounds to less than one thousand.